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[SECURITY BENEFIT LOGO]

September 13, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Varilife Separate Account
1940 Act Registration Number: 811-08276
1933 Act Registration Numbers: 033-73724 and 033-77322
CIK: 00009168812
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Security Varilife Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semiannual reports for the underlying management investment companies.  This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the date indicate below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	September 9, 2011
SBL Fund	0000217087	September 8, 2011

To the extent necessary, this filing is incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001